Equity - Summary of Issued Capital (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩) ₩ / shares shares	Dec. 31, 2024 KRW (₩) ₩ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2023 shares
Type of share
Number of authorized shares	1,000,000,000		1,000,000,000
Share capital	₩ 2,090,558	₩ 2,090,558	$ 1,447,203
Ordinary shares
Type of share
Number of authorized shares	1,000,000,000	1,000,000,000	1,000,000,000
Par value per share | ₩ / shares	₩ 5,000	₩ 5,000
Number of issued shares	381,462,103	393,528,423	381,462,103	403,511,072
Share capital | ₩	₩ 2,090,558	₩ 2,090,558
Reconciliation of number of shares outstanding [abstract]
Beginning	373,600,719	378,663,825
Changes in number of shares outstanding [abstract]
Increase	0	5,000,000
Decrease	(15,012,997)	(10,063,106)
Ending	358,587,722	373,600,719